OTHER NON-OPERATING GAIN/(LOSS), NET (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
OTHER NON-OPERATING GAIN/(LOSS), NET (Details) [Line Items]
Insurance compensation received	$ 10
Non-Operating Income
OTHER NON-OPERATING GAIN/(LOSS), NET (Details) [Line Items]
Insurance compensation received	5
Operating Income
OTHER NON-OPERATING GAIN/(LOSS), NET (Details) [Line Items]
Insurance compensation received	$ 5